3. INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
NOTE 3 - INVENTORIES

Inventories consist of material, labor and manufacturing overhead and are recorded at the lower of cost, using the weighted average cost method, or net realizable value.

The components of inventories at September 30, 2013 and December 31, 2012, net of inventory reserves, were as follows:

	2013	2012
Raw materials	$31,311	$13,125
Work in process	2,077	-
Finished goods	156,584	3,684

	$189,972	$16,809

The Company periodically reviews quantities of inventory on hand and compares these amounts to expected usage of each particular product or product line. The Company records, as a charge to cost of sales, any amounts required to reduce the carrying value to net realizable value.

Inventories consist of material, labor and manufacturing overhead and are recorded at the lower of cost, using the weighted average cost method, or net realizable value.

The components of inventories at December 31, 2012 and 2011, net of inventory reserves, were as follows:

	2012	2011
Raw materials	$13,125	$23,034

Finished goods	3,684	562

Total	$16,809	$23,596

The Company periodically reviews quantities of inventory on hand and compares these amounts to expected usage of each particular product or product line. The Company records, as a charge to cost of sales, any amounts required to reduce the carrying value to net realizable value.